Financial instruments - (Schedule of commodity price risk) (Details) - Commodity price risk [Member] $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / lbs	Dec. 31, 2020 USD ($) $ / lbs
Copper prices [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, price | $ / lbs	0.30	0.30
Effect of variance increase on after-tax profit	$ 0.5	$ (1.4)
Effect of variance decrease on after-tax profit	$ (0.5)	$ 1.4
Zinc prices [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, price | $ / lbs	0.10	0.10
Effect of variance increase on after-tax profit	$ 0.2	$ 0.3
Effect of variance decrease on after-tax profit	$ (0.2)	$ (0.3)